Deferred tax	12 Months Ended
Jun. 30, 2023
Deferred tax
Deferred tax
12	Deferred tax

		2023	2022
for the year ended 30 June	Note	Rm	Rm
Reconciliation
Balance at beginning of year		(20 649)	(16 718)
Current year charge		(7 624)	(1 572)
per the income statement	10	(7 744)	(2 362)
per the statement of comprehensive income		120	790
Reclassification from held for sale[1]		—	665
Foreign exchange differences recognised in income statement		(19)	23
Translation of foreign operations		(4 130)	(3 047)
Balance at end of year		(32 422)	(20 649)

Comprising
Deferred tax assets		(37 716)	(31 198)
Deferred tax liabilities		5 294	10 549
		(32 422)	(20 649)
1

2022 relates to deferred tax of assets that were classified as held for sale and disposed of, namely our full shareholding in Central Térmica de Ressano Garcia S.A. (CTRG), our European wax business and 30% of our equity interest in the Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO).

12	Deferred tax continued

Deferred tax assets and liabilities are determined based on the tax status and rates of the underlying entities. The increase in deferred tax assets relates mainly to our US operations which saw an increase as a result of the weakening exchange rate and loss carry-forwards. The deferred tax liability in South Africa decreased as a result of the Synref impairment. We anticipate sufficient profits to be generated in future to utilise the deferred tax asset against. These US and SA tax losses do not expire.

	2023	2022
for the year ended 30 June	Rm	Rm
Attributable to the following tax jurisdictions
South Africa	(5 054)	447
United States of America	(27 973)	(21 462)
Germany	1 059	1 084
Mozambique	(679)	(400)
Other	225	(318)
	(32 422)	(20 649)
Deferred tax is attributable to temporary differences on the following:
Net deferred tax assets:
Property, plant and equipment	25 974	13 047
Right of use assets	1 697	587
Short- and long-term provisions	(4 566)	(811)
Calculated tax losses	(50 580)	(37 953)
Financial liabilities	(270)	(1 930)
Lease liabilities	(2 729)	(911)
Other	(7 242)	(3 227)
	(37 716)	(31 198)
Net deferred tax liabilities:
Property, plant and equipment	7 471	17 963
Right of use assets	338	1 617
Current assets	(604)	(1 376)
Short- and long-term provisions	(1 877)	(5 676)
Calculated tax losses	(4)	(47)
Financial liabilities	107	206
Lease liabilities	(481)	(2 197)
Other	344	59
	5 294	10 549

12Deferred tax continued

Deferred tax assets have been recognised for the carry forward amount of unutilised tax losses relating to the Group’s operations where, among other things, some taxation losses can be carried forward indefinitely and there is compelling evidence that it is probable that sufficient taxable profits will be available in the future to utilise all tax losses carried forward.

	2023	2022
for the year ended 30 June	Rm	Rm
Calculated tax losses
(before applying the applicable tax rate)
Available for offset against future taxable income	256 462	164 474
Utilised against the deferred tax balance	(251 397)	(160 244)
Not recognised as a deferred tax asset	5 065	4 230
Calculated tax losses carried forward that have not been recognised:*
Expiry within 1 year	207	167
Expiry between one and five years	—	1 085
Expiry thereafter	1 307	763
Indefinite life	3 551	2 215
	5 065	4 230
*	Included in 2023 are tax losses of R2,8 billion (2022: R1,2 billion) relating to Sasol Investment Company (Pty) Ltd mainly due to intergroup exposure on foreign currency loans.

Areas of judgement:

Sasol companies are involved in tax litigation and tax disputes with various tax authorities in the normal course of business. A detailed assessment is performed regularly on each matter and a provision is recognised where appropriate. Although the outcome of these claims and disputes cannot be predicted with certainty, Sasol believes that open engagement and transparency will enable appropriate resolution thereof.

A deferred tax asset is recognised to the extent that it is probable that future taxable profits will be available against which the deferred tax asset can be utilised. This includes the significant tax losses incurred at our US operations and Sasol Financing International Limited where we anticipate sufficient profits to be generated in future to utilise the deferred tax asset against. These losses do not expire. The assumptions used in estimating future taxable profits are consistent with the main assumptions disclosed in note 8. Where appropriate, the expected impact of climate change was considered in estimating the future taxable profits. The provision of deferred tax assets and liabilities reflects the tax consequences that would follow from the expected recovery or settlement of the carrying amount of its assets and liabilities.

12Deferred tax continued

Unremitted earnings at end of year that would be subject to foreign dividend withholding tax and after tax effect if remitted

Deferred tax liabilities are not recognised for the income tax effect that may arise on the remittance of unremitted earnings by foreign subsidiaries, joint operations and incorporated joint ventures. It is management’s intention that, where there is no double taxation relief, these earnings will be permanently re-invested in the Group.

	2023	2022
for the year ended 30 June	Rm	Rm
Unremitted earnings at end of year that would be subject to dividend withholding tax	38 910	32 268
Europe	26 123	22 788
Rest of Africa	4 984	2 580
Other	7 803	6 900

Tax effect if remitted	1 012	724
Europe	587	489
Rest of Africa	399	206
Other	26	29

Dividend withholding tax

Dividend withholding tax is payable at a rate of 20% on dividends distributed to shareholders. Dividends paid to companies and certain other institutions and certain individuals are not subject to this withholding tax. This tax is not attributable to the company paying the dividend but is collected by the company and paid to the tax authorities on behalf of the shareholder.

On receipt of a dividend, the company includes the dividend withholding tax in its computation of the income tax expense.

	2023	2022
for the year ended 30 June	Rm	Rm
Undistributed earnings at end of year that would be subjected to dividend withholding tax withheld by the company on behalf of Sasol Limited shareholders	134 442	138 275
Maximum withholding tax payable by shareholders if distributed to individuals	26 889	27 655

Accounting policies:

The income tax charge is determined based on net income before tax for the year and includes current tax, deferred tax and dividend withholding tax.

The current tax charge is the tax payable on the taxable income for the financial year applying enacted or substantively enacted tax rates and includes any adjustments to tax payable in respect of prior years.

Deferred tax is provided for using the liability method, on all temporary differences between the carrying amount of assets and liabilities for accounting purposes and the amounts used for tax purposes and on any tax losses using enacted or substantively enacted tax rates at the reporting date that are expected to apply when the asset is realised or liability settled. The decrease in the South African corporate tax rate is considered substantively enacted and is effective from 1 July 2022.

Deferred tax assets and liabilities are offset when the related income taxes are levied by the same taxation authority, there is a legally enforceable right to offset and there is an intention to settle the balances on a net basis.